Retirement Benefit Plans - Weighted Average Actuarial Assumptions Used to Determine Projected Benefit Obligation for Defined Benefit Retirement Plans (Detail)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	5.38%	5.37%	2.70%
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	2.21%	2.65%	0.73%
Rate of compensation increase	2.34%	2.25%	2.48%